27. EMPLOYEE BENEFITS (Details 13) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Actuarial liability at the beginning of the year	R$ 908,721
Actuarial liability at the end of the year	905,119	R$ 908,721
Post-employment healthcare benefits
Disclosure of net defined benefit liability (asset) [line items]
Actuarial liability at the beginning of the year	866,784	691,262
Expenses recognized in income for the year	85,748	77,269
Sponsor's contributions transferred in prior year	(71,632)	(72,192)
Recognition of actuarial loss/ (gain)	16,237	170,445
Actuarial liability at the end of the year	R$ 897,137	R$ 866,784